Inventories - Schedule of Inventories (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Inventories [Abstract]
Inventories	RM 3,049,405	$ 681,355	RM 1,863,933